Submission	May 28, 2026
Submission [Line Items]
Central Index Key	0001327228
Registrant Name	Alternative Investment Partners Absolute Return Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES